DEBT - Convertible Senior Notes (Details) - Convertible Debt $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended
	Nov. 01, 2022 USD ($)	May 31, 2020 USD ($) $ / shares	May 31, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Nov. 03, 2017 USD ($)
Convertible Senior Notes Due 2022
DEBT
Aggregate principal amount					$ 475
Fixed interest rate (as a percent)					0.375%
Note repurchased	$ 475
2026 Notes
DEBT
Aggregate principal amount		$ 500,000
Fixed interest rate (as a percent)		3.00%		3.00%
Proceeds from issuance of debt		$ 493	¥ 3,499
Debt issuance costs		$ 7		¥ 49
Initial conversion price | $ / shares		$ 23.971
Increment used for debt conversion		$ 1,000
Repurchase price as a percentage of principal amount		100.00%	100.00%
Initial conversion rate per ADS		41.72	41.72